RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 593,729	$ 917,218	$ 619,082
Purchases of goods and services, related party transactions	658,343	634,912	587,397
Income, related party transactions	8,533	9,330	7,611
Dividends received	3,111	8,837	3,360
Other income (expense), related party transactions	1,915	1,504	2,970
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	102,349	157,135
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	515,123	774,526	453,551
Revenue from rendering of services, related party transactions	171	176	177
Purchases of goods, related party transactions	408,309	483,182	404,891
Services received, related party transactions	14,563	10,266	13,126
Income, related party transactions	9,478	9,330	7,611
Dividends received	3,111	8,837	3,360
Other income (expense), related party transactions	929	1,012	2,723
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	167,312	201,693
Advances to suppliers	8,017	2,812
Amounts payable, related party transactions	(44,784)	(37,384)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	77,375	141,230	164,694
Revenue from rendering of services, related party transactions	1,060	1,286	660
Purchases of goods, related party transactions	71,324	50,928	57,941
Services received, related party transactions	155,289	90,536	111,439
Purchases of goods and services received, related party transactions	8,859	0	0
Income, related party transactions	(945)	0	0
Other income (expense), related party transactions	986	492	$ 247
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	5,027	5,975
Advances to suppliers	15,936	7,534
Amounts payable, related party transactions	(41,849)	(23,495)
Lease liabilities with other related parties	$ (7,310)	$ 0